UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

                                    New York, NY
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     74

Form 13F Information Table Value Total:     580,214
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

AMERICAN STD COS INC DEL        COM          029712106    5,060      85,800   SH           Sole                85,800
BURLINGTON NORTHN SANTA FE C    COM          12189T104    1,235      14,500   SH           Sole                14,500
CUMMINS INC                     COM          231021106    5,961      58,900   SH           Sole                58,900
DEERE & CO                      COM          244199105    8,911      73,800   SH           Sole                73,800
FEDEX CORP                      COM          31428X106    7,180      64,700   SH           Sole                64,700
GENERAL ELECTRIC CO             COM          369604103   11,381     297,300   SH           Sole               297,300
HARSCO CORP                     COM          415864107    1,316      25,300   SH           Sole                25,300
ROBERT HALF INTL INC            COM          770323103    4,347     119,100   SH           Sole               119,100
ROPER INDS INC NEW              COM          776696106    8,411     147,300   SH           Sole               147,300
UNITED TECHNOLOGIES CORP        COM          913017109   11,938     168,300   SH           Sole               168,300
ABERCROMBIE & FITCH CO          CL A         002896207    4,919      67,400   SH           Sole                67,400
CENTEX CORP                     COM          152312104    1,075      26,800   SH           Sole                26,800
COACH INC                       COM          189754104   11,502     247,700   SH           Sole               247,700
COMCAST CORP NEW                CL A         20030N101   12,831     456,300   SH           Sole               456,300
DISNEY WALT CO                  COM          254687106    5,275     154,500   SH           Sole               154,500
MARRIOTT INTL INC NEW           CL A         571903202    6,715     155,300   SH           Sole               155,300
OMNICOM GROUP INC               COM          681919106    7,695     145,400   SH           Sole               145,400
STARBUCKS CORP                  COM          855244109    1,406      53,600   SH           Sole                53,600
TARGET CORP                     COM          87612E106    1,870      29,400   SH           Sole                29,400
TIME WARNER INC                 COM          887317105    2,272     108,000   SH           Sole               108,000
CAMERON INTERNATIONAL CORP      COM          13342B105    4,503      63,000   SH           Sole                63,000
DEVON ENERGY CORP NEW           COM          25179M103    9,739     124,400   SH           Sole               124,400
EXXON MOBIL CORP                COM          30231G102   15,878     189,300   SH           Sole               189,300
NOBLE CORPORATION               SHS          G65422100    1,307      13,400   SH           Sole                13,400
OCCIDENTAL PETE CORP DEL        COM          674599105   10,783     186,300   SH           Sole               186,300
SCHLUMBERGER LTD                COM          806857108    8,120      95,600   SH           Sole                95,600
TRANSOCEAN INC                  COM          G90078109   10,259      96,800   SH           Sole                96,800
VALERO ENERGY CORP NEW          COM          91913Y100    1,086      14,700   SH           Sole                14,700
AMERICAN EXPRESS CO             COM          025816109   12,175     199,000   SH           Sole               199,000
AMERICAN INTL GROUP INC         COM          026874107    2,556      36,500   SH           Sole                36,500
BANK OF AMERICA CORPORATION     COM          060505104    4,913     100,500   SH           Sole               100,500
CITIGROUP INC                   COM          172967101   19,880     387,600   SH           Sole               387,600
COUNTRYWIDE FINANCIAL CORP      COM          222372104    7,317     201,300   SH           Sole               201,300
FRANKLIN RES INC                COM          354613101    8,902      67,200   SH           Sole                67,200
GOLDMAN SACHS GROUP INC         COM          38141G104   13,937      64,300   SH           Sole                64,300
HARTFORD FINL SVCS GROUP INC    COM          416515104   13,614     138,200   SH           Sole               138,200
JP MORGAN CHASE & CO            COM          46625H100   14,680     303,000   SH           Sole               303,000
METLIFE INC                     COM          59156R108   16,075     249,300   SH           Sole               249,300
MOODYS CORP                     COM          615369105    5,498      88,400   SH           Sole                88,400
WELLS FARGO & CO NEW            COM          949746101    2,873      81,700   SH           Sole                81,700
GENYME CORP                     COM          372917104    7,007     108,800   SH           Sole               108,800
GILEAD SCIENCES INC             COM          375558103   13,161     339,200   SH           Sole               339,200

JOHNSON & JOHNSON               COM          478160104   14,733     239,100   SH           Sole               239,100
MEDTRONIC INC                   COM          585055106    2,380      45,900   SH           Sole                45,900
PFIZER INC                      COM          717081103    1,266      49,500   SH           Sole                49,500
THERMO FISHER SCIENTIFIC INC    COM          883556102   12,889     249,200   SH           Sole               249,200
UNITEDHEALTH GROUP INC          COM          91324P102    8,177     159,900   SH           Sole               159,900
WYETH                           COM          983024100    9,077     158,300   SH           Sole               158,300
AUTOMATIC DATA PROCESSING IN    COM          053015103    8,230     169,800   SH           Sole               169,800
CISCO SYS INC                   COM          17275R102    2,855     102,500   SH           Sole               102,500
CITRIX SYS INC                  COM          177376100    9,364     278,100   SH           Sole               278,100
COGNIZANT TECHNOLOGY SOLUTIO    CL A         192446102    5,618      74,900   SH           Sole                74,900
EBAY INC                        COM          278642103    6,803     211,400   SH           Sole               211,400
INTEL CORP                      COM          458140100   13,627     574,000   SH           Sole               574,000
INTUIT                          COM          461202103    1,612      53,600   SH           Sole                53,600
HEWELETT PACKARD CO             COM          428236103    2,280      51,100   SH           Sole                51,100
JABIL CIIRCUIT INC              COM          466313103    9,278     420,400   SH           Sole               420,400
MICROSOFT CORP                  COM          594918104   16,559     561,900   SH           Sole               561,900
NVIDIA CORP                     COM          67066G104    4,792     116,000   SH           Sole               116,000
SANDISK CORP                    COM          80004C101   10,630     217,200   SH           Sole               217,200
SEAGATE TECHNOLOGY              SHS          G7945J104    6,141     282,100   SH           Sole               282,100
ALLEGHENY TECHNOLOGIES INC      COM          01741R102    9,229      88,000   SH           Sole                88,000
FREEPORT-MCMORAN COPPER & GO    COM          35671D857    2,046      24,700   SH           Sole                24,700
PRAXAIR INC                     COM          74005P104    8,804     122,300   SH           Sole               122,300
ALTRIA GROUP INC                COM          02209S103    8,270     117,900   SH           Sole               117,900
ARCHER DANIELS MIDLAND CO       COM          039483102    1,923      58,100   SH           Sole                58,100
CVS CAREMARK CORPORATION        COM          126650100    7,465     204,800   SH           Sole               204,800
PEPSICO INC                     COM          713448108   19,688     303,600   SH           Sole               303,600
PROCTER & GAMBLE CO             COM          742718109   14,839     242,500   SH           Sole               242,500
NII HLDGS INC                   CL B NEW     62913F201    7,557      93,600   SH           Sole                93,600
SPRINT NEXTEL CORP              COM FON      852061100    1,388      67,000   SH           Sole                67,000
VERIZON COMMINICATIONS          COM          92343V104   11,408     277,100   SH           Sole               277,100
EXELON CORP                     COM          30161N101   13,729     189,100   SH           Sole               189,100
FIRSTENERGY CORP                COM          337932107    1,994      30,800   SH           Sole                30,800

                                                        580,214
